Oxy Stock Fund (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Net Assets
Information regarding the net assets and the significant components of the changes in net assets relating to the Oxy Stock Fund, which includes both participant-directed and non-participant-directed investments, is as follows (amounts in thousands):

	As of December 31,
	2025	2024
Net assets:
Short-term investment fund	$10,126	$12,014
Occidental common stock	509,069	583,387
Interest and dividends receivable	29	30
	$519,224	$595,431

	Year ended December 31,
	2025	2024
Changes in net assets:
Contributions	$115,592	$110,796
Investment income	12,073	10,585
Net depreciation in fair value of investments	(100,234)	(122,137)
Transfers between funds	(64,987)	(76,693)
Benefits paid to participants	(38,477)	(45,219)
Administrative expenses	(174)	(160)
Changes in net assets	$(76,207)	$(122,828)

Schedule of Fair Value Measurement
The following tables provide the fair value measurement information for the Oxy Stock Fund as of December 31, 2025 and 2024 as discussed in Note 3 (amounts in thousands).

	Assets at fair value as of December 31, 2025
	Level 1	Total
Common stock
Occidental Petroleum Corporation	$509,069	$509,069
Total assets the fair value hierarchy	509,069	509,069

Investments measured at NAV:
Short-term investment fund		10,126
Assets at fair value	$509,069	$519,195

	Assets at fair value as of December 31, 2024
	Level 1	Total
Common stock
Occidental Petroleum Corporation	$583,387	$583,387
Total assets the fair value hierarchy	583,387	583,387

Investments measured at NAV:
Short-term investment fund		12,014
Assets at fair value	$583,387	$595,401